CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Revenue	$ 186,402	$ 203,300	$ 167,624
Cost of revenue	(79,298)	(85,127)	(66,156)
Gross profit	107,104	118,173	101,468
Fulfillment expense	(43,884)	(76,783)	(74,696)
Sales and advertising expense	(21,458)	(66,859)	(73,650)
Technology and content expense	(41,528)	(52,411)	(36,697)
General and administrative expense	(74,425)	(122,211)	(139,120)
Other operating income	1,203	2,086	1,415
Other operating expense	(320)	(86)	(279)
Termination benefits	0	(3,706)	0
Operating loss	(73,308)	(201,797)	(221,559)
Finance income	6,189	15,253	24,764
Finance costs	(31,481)	(19,618)	(10,331)
Loss before Income tax from continuing operations	(98,600)	(206,162)	(207,126)
Income tax expense	(661)	(6,979)	(442)
Loss for the period from continuing operations	(99,261)	(213,141)	(207,568)
Loss after Income tax for the period from discontinued operations	(4,917)	(25,128)	(19,337)
Loss for the year	(104,178)	(238,269)	(226,905)
Attributable to:
Equity holders of the Company	(104,155)	(238,232)	(226,865)
from continuing operations	(99,238)	(213,104)	(207,528)
from discontinued operations	(4,917)	(25,128)	(19,337)
Non-controlling interests	(23)	(37)	(40)
from continuing operations	(23)	(37)	(40)
Loss for the year	(104,178)	(238,269)	(226,905)
Other comprehensive loss that may be classified to profit or loss in subsequent periods
Exchange differences gain / (loss) on translation of foreign operations	218,516	178,932	(12,282)
Other comprehensive loss on net investment in foreign operations	(228,976)	(182,501)	(3,549)
Other comprehensive income / (loss) on financial assets at fair value through OCI	3,793	(5,672)	(3,941)
Other comprehensive loss	(6,667)	(9,241)	(19,772)
Total comprehensive loss for the period	(110,845)	(247,510)	(246,677)
Attributable to:
Equity holders of the Company	(110,803)	(247,490)	(246,666)
Non-controlling interests	(42)	(20)	(11)
Total comprehensive loss for the period	$ (110,845)	$ (247,510)	$ (246,677)
Earnings per share (EPS) from continuing operations in USD:
Basic Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	$ (0.49)	$ (1.06)	$ (1.07)
Diluted Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	(0.49)	(1.06)	(1.07)
Earnings per share (EPS) from discontinued operations in USD:
Basic Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	(0.02)	(0.13)	(0.10)
Diluted Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	(0.02)	(0.13)	(0.10)
Earnings per share (EPS) in USD:
Basic Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	(0.52)	(1.19)	(1.17)
Diluted Loss for the period attributable to ordinary equity holders of the parent (in dollars per share)	$ (0.52)	$ (1.19)	$ (1.17)